Exploration mineral interests - Pinaya Project, San Matias Project & Mineral Royalty (Details) - km²	1 Months Ended		12 Months Ended
	Jul. 31, 2020	Jun. 30, 2020	Dec. 31, 2021
Pinaya Project
Exploration mineral interests
Area covered by project (in square kilometers)			192
Area of strike length within the Andahuaylas - Yauri Porphyry Belt in southeastern Peru (in kilometers)			28
Pinaya Project | Kaizen Discovery Inc
Exploration mineral interests
Percentage Of Ownership Interest In Project			100.00%
San Matias Project | Cordoba Minerals Corp
Exploration mineral interests
Percentage Of Ownership Interest In Project			100.00%
Percentage of ownership interest held in Alacran Deposit and satellite deposits at Montiel East, Montiel West and Costa Azul			100.00%
Percentage of ownership interest acquired in Alacran Deposit		100.00%
Mineral Royalty
Exploration mineral interests
Percentage Of Net Smelter Royalty	1.25%